Treasury Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The following table shows Unilever’s contractually agreed undiscounted cash flows, including expected interest payments, which are payable under financial liabilities at the balance sheet date:

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Undiscounted cash flows	Due within 1 year	Due between 1 and 2 years	Due between 2 and 3 years	Due between 3 and 4 years	Due between 4 and 5 years	Due after 5 years	Total	Net carrying amount as shown in balance sheet
2020
Non-derivative financial liabilities:
Bank loans and overdrafts	(413)	(2)	(1)	—	—	(1)	(417)	(411)
Bonds and other loans	(3,926)	(2,626)	(2,824)	(2,326)	(3,278)	(13,020)	(28,000)	(24,585)
Lease liabilities	(442)	(352)	(292)	(234)	(187)	(591)	(2,098)	(1,771)

Other financial liabilities	(117)	(12)	(33)	(23)	(51)	—	(236)	(223)
Trade payables, accruals and other liabilities	(13,585)	(46)	(15)	(17)	(4)	(32)	(13,699)	(13,699)
Deferred consideration	(60)	(12)	(76)	(35)	(8)	—	(191)	(164)

	(18,543)	(3,050)	(3,241)	(2,635)	(3,528)	(13,644)	(44,641)	(40,853)

Derivative financial liabilities:
Interest rate derivatives:								(257)
Derivative contracts – receipts	174	1,069	40	441	29	877	2,630
Derivative contracts – payments	(134)	(1,148)	(21)	(479)	(19)	(977)	(2,778)
Foreign exchange derivatives:								(158)
Derivative contracts – receipts	6,163	—	—	—	—	—	6,163
Derivative contracts – payments	(6,333)	—	—	—	—	—	(6,333)
Commodity derivatives:								(3)
Derivative contracts – receipts	—	—	—	—	—	—	—
Derivative contracts – payments	(3)	—	—	—	—	—	(3)

	(133)	(79)	19	(38)	10	(100)	(321)	(418)

Total	(18,676)	(3,129)	(3,222)	(2,673)	(3,518)	(13,744)	(44,962)	(41,271)

2019
Non-derivative financial liabilities:
Bank loans and overdrafts	(399)	(9)	(289)	(164)	—	(2)	(863)	(853)
Bonds and other loans	(4,169)	(2,661)	(2,745)	(2,449)	(2,454)	(14,431)	(28,909)	(25,032)
Lease liabilities	(432)	(392)	(302)	(242)	(191)	(720)	(2,279)	(1,919)

Other financial liabilities	(125)	—	(24)	(31)	(26)	—	(206)	(183)
Trade payables, accruals and other liabilities	(14,166)	(93)	(13)	(8)	(14)	(42)	(14,336)	(14,336)

Deferred consideration	(39)	(124)	(8)	—	(64)	—	(235)	(208)

	(19,330)	(3,279)	(3,381)	(2,894)	(2,749)	(15,195)	(46,828)	(42,531)

Derivative financial liabilities:
Interest rate derivatives:								(154)
Derivative contracts – receipts	776	164	805	37	478	957	3,217
Derivative contracts – payments	(756)	(141)	(797)	(17)	(473)	(949)	(3,133)
Foreign exchange derivatives:								(168)
Derivative contracts – receipts	8,783	—	—	—	—	—	8,783
Derivative contracts – payments	(8,952)	—	—	—	—	—	(8,952)
Commodity derivatives:								(4)
Derivative contracts – receipts	—	—	—	—	—	—	—
Derivative contracts – payments	(4)	—	—	—	—	—	(4)

	(153)	23	8	20	5	8	(89)	(326)

Total	(19,483)	(3,256)	(3,373)	(2,874)	(2,744)	(15,187)	(46,917)	(42,857)

Summary of Derivative Cash Flow Hedges
The following table shows cash flows for which cash flow hedge accounting is applied. The derivatives in the cash flow hedge relationships are expected to have an impact on profit and loss in the same periods as the cash flows occur.

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
		Due	Due	Due	Due			Net carrying
	Due	between	between	between	between	Due		amount of
	within	1 and	2 and	3 and	4 and	after		related
	1 year	2 years	3 years	4 years	5 years	5 years	Total	derivatives (a)
2020
Foreign exchange cash inflows	3,136	—	—	—	—	—	3,136	—
Foreign exchange cash outflows	(3,205)	—	—	—	—	—	(3,205)	(50)
Interest rate swaps cash inflows	403	1,077	488	436	24	849	3,277	—
Interest rate swaps cash outflows	(347)	(1,147)	(464)	(473)	(13)	(936)	(3,380)	(221)
Commodity contracts cash inflows	40	—	—	—	—	—	40	40
Commodity contracts cash outflows	(3)	—	—	—	—	—	(3)	(3)
2019
Foreign exchange cash inflows	2,254	—	—	—	—	—	2,254	—
Foreign exchange cash outflows	(2,259)	—	—	—	—	—	(2,259)	—
Interest rate swaps cash inflows	811	442	1,182	536	478	957	4,406	—
Interest rate swaps cash outflows	(756)	(347)	(1,147)	(464)	(473)	(949)	(4,136)	(29)
Commodity contracts cash inflows	31	—	—	—	—	—	31	31
Commodity contracts cash outflows	(4)	—	—	—	—	—	(4)	(4)

(a)	See note 16C.

Summary Of Currency Derivatives Outstanding To Which Cash Flow Hedge Accounting
As at year end, the Group had the below notional amount of currency derivatives outstanding to which cash flow hedge accounting

is applied:

*   Euro exposure relates to group companies having non-euro functional currencies.

Currency	2020	2019
EUR*	(920)	(743)
GBP	(414)	(325)
USD	588	640
SEK	(100)	(94)
CAD	(110)	(108)
PLN	(70)	(67)
Others	(176)	(192)

Total	(1,202)	(889)

*	Euro exposure relates to group companies having non-euro functional currencies.

Impact of Interest Rate Swaps and Cross-Currency Swaps
The following table shows the split in fixed and floating-rate interest exposures, taking into account the impact of interest rate swaps and cross-currency swaps:

	€ million	€ million
	2020	2019
Current financial liabilities	(4,461)	(4,691)
Non-current financial liabilities	(22,844)	(23,566)

Total financial liabilities	(27,305)	(28,257)
Less: lease liabilities	(1,771)	(1,919)

Financial liabilities (excluding lease liabilities)	(25,534)	(26,338)
Of which:
Fixed rate (weighted average amount of fixing for the following year)	(21,561)	(22,618)

Summary of Derivatives Used to Hedge
The Group does not use derivative financial instruments for speculative purposes. The uses of derivatives and the related values of derivatives are summarised in the following table. Derivatives used to hedge:

	€ million	€ million		€ million	€ million	€ million		€ million	€ million
	Trade	Current		Non- current	Trade payables	Current		Non- current

	and other	financial		financial	and other	financial		financial
	receivables	assets		assets	liabilities	liabilities		liabilities	Total
31 December 2020
Foreign exchange derivatives
Fair value hedges	—	—		—	—	—		—	—
Cash flow hedges	24	—		—	(74)	—		—	(50)
Hedges of net investments in foreign operations	—	—		—	—	(149	) (a)	—	(149)
Hedge accounting not applied	14	54	(a)	—	(26)	91	(a)	—	133
Interest rate derivatives
Fair value hedges	—	—		—	—	—		(10)	(10)
Cash flow hedges	—	5		21	—	—		(247)	(221)
Hedge accounting not applied	—	—		—	—	—		—	—
Commodity contracts
Cash flow hedges	40	—		—	(3)	—		—	37
Hedge accounting not applied	—	—		—	—	—		—	—

	78	59		21	(103)	(58)		(257)	(260)

	Total assets			158	Total liabilities			(418)	(260)

31 December 2019
Foreign exchange derivatives
Fair value hedges	—	—		—	—	—		—	—
Cash flow hedges	38	—		—	(38)	—		—	—
Hedges of net investments in foreign operations	—	30	(a)	—	—	(14	) (a)	—	16
Hedge accounting not applied	5	(10	) (a)	—	(14)	(102	) (a)	—	(121)
Interest rate derivatives
Fair value hedges	—	—		—	—	—		—	—
Cash flow hedges	—	—		114	—	—		(143)	(29)
Hedge accounting not applied	—	—		—	—	—		(11)	(11)
Commodity contracts
Cash flow hedges	31	—		—	(4)	—		—	27
Hedge accounting not applied	—	—		—	—	—		—	—

	74	20		114	(56)	(116)		(154)	(118)

	Total assets			208	Total liabilities			(326)	(118)

(a)	Swaps that hedge the currency risk on intra-group loans and offset ‘Hedges of net investments in foreign operations’ are included within ‘Hedge accounting not applied’. See below for further details.

Summary of Financial Assets are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements.

				Related amounts not set
				off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
	Gross amounts of recognised	Gross amounts of recognised financial assets set off in the	Net amounts of financial assets presented in the	Financial	Cash collateral

As at 31 December 2020	financial assets	balance sheet	balance sheet	instruments	received	Net amount
Derivative financial assets	306	(148)	158	(91)	(16)	51
As at 31 December 2019

Derivative financial assets	253	(45)	208	(130)	(24)	54

Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements.

				Related amounts not set
				off in the balance sheet
	€ million	€ million	€ million	€ million	€ million	€ million
	Gross amounts of recognised	Gross amounts of recognised financial liabilities set off in the	Net amounts of financial liabilities presented in the	Financial	Cash collateral

As at 31 December 2020	financial liabilities	balance sheet	balance sheet	instruments	received	Net amount
Derivative financial liabilities	(566)	148	(418)	91	—	(327)
As at 31 December 2019

Derivative financial liabilities	(371)	45	(326)	130	—	(196)